Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	$ 29.4	₨ 2,226.6	₨ 1,530.3	₨ 1,001.3
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	153.0		10,230.7		₨ 11,598.1
Company's share of profit/(loss) in associates	17.3	1,314.0	(164.1)	163.2
Company's share of other comprehensive income in associates	0.7	51.4	48.9	(33.7)
Company's share of total comprehensive income in associates	$ 18.0	₨ 1,365.4	₨ (115.2)	₨ 129.5